Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies
Commitments and Contingencies

8. Commitments and Contingencies

Commitments

Since inception, the Company has leased access to computer storage and processing space from a trust controlled by the Company’s Chairperson, President and majority stockholder. Under the terms of the agreement, the Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014, the service payments were $875,000 annually. From 2015 through 2019, the service payments were $1,050,000 annually. The parties agreed to renew the agreement for 2020 under the same terms. On June 1, 2020, the Company leased two additional computer servers. As a result, the monthly lease payment was increased by $35,000 annually.  For the three months ended March 31, 2024 and 2023, expenses associated with these services were $271,000 and $271,000, respectively. The Company’s board of directors has ratified and approved the terms of each annual service agreement. The master agreement expired October 30, 2020 and has since been renewed for an additional five years with a new expiration of October 30, 2025. Amounts owed to the Chairperson, President and majority stockholder for amounts owing under this arrangement are included in stockholder payable (Note 5).

In October 2017, the Company entered into an operating lease with a trust controlled by the Company’s Chairperson, President, and majority stockholder for office and internet server space located in Chino Hills, California for monthly rent of $16,000. The agreement expired October 1, 2022 and has been renewed for an additional five years with a new expiration of October 1, 2027.  Amounts owed to the Chairperson, President and majority stockholder for amounts owing under this arrangement are included in stockholder payable (Note 5).

In August 2015, the Company entered into an operating lease (as amended) for office space in Ontario, California, which expired on October 31, 2021. Currently, the Company leases space at the location on a month-to-month basis.

Rent expense for office space for the three months ended March 31, 2024 and 2023 was $48,800 and $48,500, respectively.

Balance sheet information related to operating leases with terms of more than 12 months is as follows:

	March 31,	December 31,
	2024	2023
Operating lease right-of-use assets	$2,229,000	$2,506,000
Current portion of operating lease liabilities	1,158,000	1,138,000
Noncurrent portion of operating lease liabilities	1,071,000	1,368,000
Total operating lease liabilities	$2,229,000	$2,506,000

The Company had operating leases costs of $319,000 for each of the three months ended March 31, 2024 and 2023. Operating lease Right-of-use assets as of March 31, 2024 and December 31, 2023 were $2,229,000 and $2,506,000, respectively. The discount rate to measure the Company's operating lease obligations is 7% annually.

The Company's leases have remaining lease terms of 2 years to 4 years, inclusive of renewal or termination options that the Company is reasonably certain to exercise.

The following table summarizes the maturities of the Company's operating lease liabilities as of March 31, 2024:

Maturities of Operating Lease Liabilities
2024	$958,000
2025	1,096,000
2026	192,000
2027	160,000
Total operating lease payments	2,406,000
Less: Imputed interest	(177,000)
Total operating lease liabilities	$2,229,000

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and money market funds. Management mitigates such potential risks by maintaining the Company’s cash balances with entities that management believes possess high-credit quality.

Other Contingencies

From inception of the Company through January 9, 2017, the date of the disclosure statement described in Note 4, the Company received cash proceeds as deposits from individuals who indicated an interest in purchasing shares of the Company’s stock. At the time of these transactions, management does not believe that the Company offered securities for sale, as defined by the Securities Act of 1933. However, if such transactions were deemed to be an offering of securities, management believes that the Company complied with Section 4(a)(2) of the Securities Act of 1933, including the requirement that each purchaser be an accredited investor (as defined) or a sophisticated investor (as defined). In the event that the Company was deemed to have offered securities for sale and did not comply with Section 4(a)(2) of the Securities Act of 1933, the Company may be required to refund amounts received and/or be subject to penalties from security regulators. The accompanying condensed consolidated financial statements do not include any amounts related to this uncertainty.

Periodically, the Company receives services from individuals that the Company classifies as independent contractors. Management believes that such individuals are independent contractors because, among other things, they can choose whether, when, and where to provide services and are free to provide services to others. However, if the Company was required to classify such individuals as employees, it would likely incur significant additional expenses, potentially including expenses associated with the application of wage and hour laws, employee benefits, social security contributions, taxes, and penalties. The accompanying condensed consolidated financial statements do not include any amounts related to this uncertainty.

8. Commitments and Contingencies

Commitments

Since inception, the Company has leased access to computer storage and processing space from a trust controlled by the Company’s Chairperson, President and majority stockholder. Under the terms of the agreement, the Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014, the service payments were $875,000 annually. From 2015 through 2019, the service payments were $1,050,000 annually. The parties agreed to renew the agreement for 2020 under the same terms. On June 1, 2020, the Company leased two additional computer servers. As a result, the monthly lease payment was increased by $35,000 annually.  For the years ended December 31, 2023 and 2022, expenses associated with these services were $1,085,000 and $1,085,000, respectively. The Company’s board of directors has ratified and approved the terms of each annual service agreement. The master agreement expired October 30, 2020 and has since been renewed for an additional five years with a new expiration of October 30, 2025. Amounts owed to the Chairperson, President and majority stockholder for amounts owing under this arrangement are included in stockholder payable (Note 5).

In October 2017, the Company entered into an operating lease with a trust controlled by the Company’s Chairperson, President, and majority stockholder for office and internet server space located in Chino Hills, California for monthly rent of $16,000. The agreement expired October 1, 2022 and has been renewed for an additional five years with a new expiration of October 1, 2027.  Amounts owed to the Chairperson, President and majority stockholder for amounts owing under this arrangement are included in stockholder payable (Note 5).

In August 2015, the Company entered into an operating lease (as amended) for office space in Ontario, California, which expired on October 31, 2021. Currently, the Company leases space at the location on a month-to-month basis.

Rent expense for office space for the years ended December 31, 2023 and 2022 was $197,000 and $194,000, respectively.

Balance sheet information related to operating leases with terms of more than 12 months is as follows:

	December 31,
	2023	2022
Operating lease right-of-use assets	$2,506,000	$3,567,000
Current portion of operating lease liabilities	1,138,000	1,061,000
Noncurrent portion of operating lease liabilities	1,368,000	2,506,000
Total operating lease liabilities	$2,506,000	$3,567,000

The Company had operating leases costs of $1,277,000 for each of the years ended December 31, 2023 and 2022. Operating lease Right-of-use assets as of December 31, 2023 and 2022 were $2,506,000 and $3,567,000, respectively. The discount rate to measure the Company's operating lease obligations is 7% annually.

The Company's leases have remaining lease terms of 2 years to 4 years, inclusive of renewal or termination options that the Company is reasonably certain to exercise.

The following table summarizes the maturities of the Company's operating lease liabilities as of December 31, 2023:

Maturities of Operating Lease Liabilities
2024	$1,277,000
2025	1,096,000
2026	192,000
2027	160,000
Total operating lease payments	2,725,000
Less: Imputed interest	(219,000)
Total operating lease liabilities	$2,506,000

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and money market funds. Management mitigates such potential risks by maintaining the Company’s cash balances with entities that management believes possess high-credit quality.

Other Contingencies

From inception of the Company through January 9, 2017, the date of the disclosure statement described in Note 4, the Company received cash proceeds as deposits from individuals who indicated an interest in purchasing shares of the Company’s stock. At the time of these transactions, management does not believe that the Company offered securities for sale, as defined by the Securities Act of 1933. However, if such transactions were deemed to be an offering of securities, management believes that the Company complied with Section 4(a)(2) of the Securities Act of 1933, including the requirement that each purchaser be an accredited investor (as defined) or a sophisticated investor (as defined). In the event that the Company was deemed to have offered securities for sale and did not comply with Section 4(a)(2) of the Securities Act of 1933, the Company may be required to refund amounts received and/or be subject to penalties from security regulators. The accompanying consolidated financial statements do not include any amounts related to this uncertainty.

Periodically, the Company receives services from individuals that the Company classifies as independent contractors. Management believes that such individuals are independent contractors because, among other things, they can choose whether, when, and where to provide services and are free to provide services to others. However, if the Company was required to classify such individuals as employees, it would likely incur significant additional expenses, potentially including expenses associated with the application of wage and hour laws, employee benefits, social security contributions, taxes, and penalties. The accompanying consolidated financial statements do not include any amounts related to this uncertainty.